Income Taxes - Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate for PRC operations (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of income taxes
Tax deductible expenses of the research and development expenses (in percent)	175.00%	175.00%	150.00%
PRC
Schedule of income taxes
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	18.00%	46.20%	(10.10%)
Change in valuation allowance	(33.00%)	(77.20%)	2.90%
Effect of preferential tax treatment	(18.70%)	(37.50%)	(6.60%)
Uncertain tax positions	(0.70%)	(3.30%)	2.90%
Effective income tax rate	(9.40%)	(46.80%)	14.10%